Leases - Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Abstract]
Cash outflow for leases	$ 135.9	$ 134.6
Payment of lease liabilities	$ 23.4	$ 19.2